RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	12 Months Ended
Dec. 28, 2025
Presentation of leases for lessee [abstract]
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
(a)Right-of-use assets:
The following table presents the right-of-use assets for the Company:

	2025	2024

Balance, beginning of fiscal year	$95,568	$81,447
Additions	19,565	34,863
Additions through business acquisitions	138,471	—
Write-downs, impairments, and accelerated depreciation	(194)	(6,614)
Depreciation (note 22)	(18,658)	(14,128)
Balance, end of fiscal year	$234,752	$95,568

(b)Lease obligations:
The Company’s leases are primarily for manufacturing, sales, distribution, and administrative facilities.

The following table presents lease obligations recorded in the statement of financial position:

	December 28, 2025	December 29, 2024

Current	$59,759	$17,749
Non-current	254,742	99,671
	$314,501	$117,420

Leases of certain facilities contain extension or termination options exercisable by the Company before the end of the non-cancellable contract period. The Company has applied judgment to determine the lease term for the contracts with renewal and termination options and has included renewal and termination options in the measurement of lease obligations when it is reasonably certain to exercise the options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or a significant change in circumstances within its control which impacts the original assessments made. As at December 28, 2025, potential undiscounted future lease payments related to renewal options not included in the measurement of lease obligations were $276.2 million (December 29, 2024 - $116.8 million).

The following table presents the undiscounted future minimum lease payments under non-cancellable leases (including short term leases) as at December 28, 2025:

December 28, 2025

Less than one year	$77,551
One to five years	200,463
More than five years	89,185
$367,199
For the year ended December 28, 2025, expenses relating to short-term leases and leases of low-value assets were $4.4 million (2024 - $3.4 million).

For the year ended December 28, 2025, the total cash outflow for recognized lease obligations (including interest) was $27.5 million (2024 - $20.0 million), of which $22.1 million (2024 - $15.2 million) was included as part of cash outflows from financing activities.